Financial Liability	12 Months Ended
Dec. 31, 2024
Financial Liability [Abstract]
Financial Liability
11.
FINANCIAL LIABILITY

In October 2020, X-Charge Technology entered into a loan agreement with SPD Silicon Valley Bank to borrow up to RMB10 million (equivalent to US$1.4 million). In October 2020, in connection with the loan agreement, X-Charge Technology issued warrants to Shengwei Venture Capital Management (Shanghai) Co., Ltd (“Shengwei”), an affiliate of SPD Silicon Valley Bank, to purchase 0.542% of X-Charge Technology’s equity interest at an exercise price at RMB2 million (equivalent to US$0.3 million) in aggregate or purchase 8,786,150 ordinary shares of the Company at the option of Shengwei on a fully diluted basis. The warrants are exercisable upon issuance and expires in October 2027. The warrants have not been exercised as of December 31, 2023 and 2024.

During the exercisable period and when the warrants are exercised, Shengwei is entitled to require X-Charge Technology to repurchase all equity interest at the price of fair market value.

In accordance with ASC 480, the Company classified the warrants as financial liability as the warrants embody an obligation to repurchase the X-Charge Technology’s equity interest which may require settlement by transferring assets. The Group recorded the financial liability on the consolidated balance sheet at its estimated fair value and subsequently, at each reporting date, recorded changes in estimated fair value included in the changes in fair value of financial instruments on the consolidated statement of comprehensive income (loss).